J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

Exhibit 99.17

Seller Loan ID	JPM Loan ID	Data Field	Tape Data	IB Review Value	Discrepancy Comments
(redacted)	304697111	Total Debt to Income Ratio	(redacted)	(redacted)	Approved DTI (redacted), variance < (redacted) is non-material. Source of tape is unknown.
(redacted)	304697111	Appraised Value	(redacted)	(redacted)	Review Value is the appraisal value. Tape is the sales price.
(redacted)	304721772	Total Debt to Income Ratio	(redacted)	(redacted)	Non-material variance. (redacted) reflects (redacted), (redacted) (redacted).
(redacted)	304754782	Total Debt to Income Ratio	(redacted)	(redacted)	Variance < (redacted) is non-material ((redacted) Max Allowed).
(redacted)	304754782	Representative Credit Score	(redacted)	(redacted)	Per the credit report the borrower's scores are (redacted). Unable to determine the source of the tape value.
(redacted)	304754782	Appraised Value	(redacted)	(redacted)	Per the appraisal the value is (redacted). Tape value appears to reflect the sales price.
(redacted)	304822788	Total Debt to Income Ratio	(redacted)	(redacted)	Approved DTI (redacted), variance < (redacted) is non-material. Source of Tape Value is unknown.
(redacted)	304822788	QM/ATR Designation	Not Covered / Exempt	QM (APOR) / Non-HPML	Source of Tape Value is unknown. Purchase transaction of primary residence is not exempt.
(redacted)	304825597	Total Debt to Income Ratio	(redacted)	(redacted)	Variance < (redacted) is non-material.